Financial Assets and Financial Liabilities - Scheduled Maturities of the Debt Outstanding (Detail) ₽ in Millions	Dec. 31, 2017 RUB (₽)
Disclosure of detailed information about borrowings [abstract]
On demand (current portion)	₽ 414,760
2018 (current portion)	7,773
2019	4,967
2020	6,100
2021	4,704
2022	1,589
Thereafter	0
Total	₽ 439,893